Equity	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
Equity
a) Share capital and share premium
2017
On September 20, 2017, the public deed evidencing the conversion of bonds, share capital increase and amortization of bonds was registered, on which were issued 154,326,696 new ordinary shares, of a nominal value of 1 euro each, within the framework of the conversion of the bonds mandatorily convertible into shares of Telefónica, S.A. that were issued by its wholly owned subsidiary, Telefónica Participaciones, S.A.U. on September 24, 2014, guaranteed by Telefónica, S.A. As a result of the aforementioned conversion and the referred capital increase, the share capital of Telefónica, S.A. was set at 5,192,131,686 euros, divided into 5,192,131,686 ordinary shares of the same class and series, with a nominal value of 1 euro each of them.
At December 31, 2017, Telefónica, S.A.´s share capital amounted to 5,192,131,686 euros and consisted of 5,192,131,686 fully paid ordinary shares of a single series, par value of 1 euro, all recorded by the book-entry system and traded on the Spanish electronic trading system (“Continuous Market”), where they form part of the “Ibex 35” Index, on the four Spanish Stock Exchanges (Madrid, Barcelona, Valencia and Bilbao) and listed on the London and Buenos Aires Stock Exchanges, and on the New York and Lima Stock Exchanges, through American Depositary Shares (‘ADSs’).
2016
On October 11, 2016, the deed of a share capital decrease was registered, cancelling 74,627,988 of own shares, reducing the company´s share capital by 74,627,988 euros.
On December 7, 2016, the deed of a share capital increase of 137,233,781 euros was executed, during which 137,233,781 ordinary shares with a par value of 1 euro each were issued, with a charge to reserves; as part of the scrip dividend shareholder remuneration deal. Share capital amounts to 5,037,804,990 euros subsequent to this increase.
At December 31, 2016, Telefónica, S.A.´s share capital amounted to 5,037,804,990 euros and consisted of 5,037,804,990 fully paid ordinary shares of a single series, par value of 1 euro.
Authorizations by Shareholders’ Meeting

With respect to authorizations given regarding share capital, on June 12, 2015, authorization was given at the Annual Shareholders’ Meeting of Telefónica, S.A. for the Board of Directors, at its discretion and in accordance with the Company’s needs, to increase the Company’s capital, once or several times, within a maximum period of five years from that date, up to a maximum nominal increase of 2,469,208,757 euros, equivalent to half of Telefónica, S.A.’s share capital at that date, by issuing and placing new shares, with or without a share premium, and, in all cases, in exchange for cash, expressly considering the possibility that the new shares may not be fully subscribed. The Board of Directors was also empowered to exclude, partially or fully, pre-emptive subscription rights under the terms of article 506 of the Spanish Enterprises Act. However, the power to exclude preemptive rights is limited to 20% of the Company’s share capital on the date of adoption of this resolution.Pursuant to the aforementioned authorizations, as of December 2017, the Board of Directors is empowered to increase the share capital up to the maximum nominal amount of 2,469,208,757 euros.
Furthermore, on May 30, 2014, shareholders voted to authorize the acquisition by the Board of Directors of Telefónica, S.A. treasury shares, up to the limits and pursuant to the terms and conditions established at the Shareholders’ Meeting, within a maximum period of five years from that date. However, it specified that in no circumstances could the par value of the shares acquired, added to that of the treasury shares already held by Telefónica, S.A. and by any of its controlled subsidiaries, exceed the maximum legal percentage at any time (currently 10% of Telefónica, S.A.’s share capital).
In addition, at the June 9, 2017 Shareholders’ Meeting of Telefónica, S.A., authorization was given for the Board of Directors to issue debentures, bonds, promissory notes and other fixed-income securities and hybrid instruments, including preferred shares, in all cases be they simple, exchangeable, and/or convertible and/or granting the holders thereof a share in the earnings of the company, as well as warrants, with the power to exclude the pre-emptive rights of shareholders. The issuance of the aforementioned securities may be issued at one or several times, at any time, within a maximum period of five years from that date. These securities may be in the form of debentures, bonds, promissory notes or any other kind of fixed-income security, or debt instruments of similar category or hybrid instruments whatever may be the forms admitted in law (including, among others, preferred shares), plain or, in the case of debentures, bonds and hybrid instruments convertible into shares of the Company and/or exchangeable for shares of any of the Group companies, or any other company and/or giving the holders thereof a share in the earnings of the Company. This delegation also includes warrants or other similar securities that might give the right to directly or indirectly subscribe or acquire shares, whether newly issued or outstanding, and which may be paid for by physical delivery or by offset. The aggregated amount of the issuance(s) of securities approved under this delegation of powers may not exceed, at any given time, the sum of 25,000 million euros or the equivalent in another currency. For promissory notes, the outstanding balance of promissory notes issued under this authorization will be calculated for purposes of the aforementioned limit. Also for purposes of the foregoing limit, in the case of warrants, the sum of the premiums and exercise prices of the warrants for each issuance that is approved under this delegation shall be taken into account.
b) Dividends
Dividends distribution in 2017
Approval was given at the General Shareholders Meeting of June 9, 2017 to pay a gross dividend of 0.40 for each company share issued, in circulation and carrying entitlement to this distribution against unrestricted reserves, payable in two tranches. The first payment of a gross amount of 0.20 in cash per share was made on June 16, 2017 amounting to 994 million euros and the second payment of a gross amount of 0.20 in cash per share was made on December 14, 2017 amounting to 1,025 million euros.
Dividends distribution in 2016 and capital increase
Approval was given at the Shareholder´s Meeting of Telefónica S.A. of May 12, 2016 to pay a dividend with a charge to unrestricted reserves of a fixed gross 0.40 euros per outstanding share carrying dividend rights. The dividend was paid in full on May 19, 2016, and the total amount paid was 1,906 million euros.
On November 11, 2016 the Executive Commission of Telefónica, S.A.’s Board of Directors approved to pay a scrip dividend amounting to approximately 0.35 euros per share consisting of the assignment of free allotment rights with an irrevocable purchase commitment by the Company, and a subsequent capital increase with a charge to reserves by such amount as may be determined pursuant to the terms and conditions of the resolution, by means of the issue of new ordinary shares having a par value of one euro, to fulfill said allotments. The payment was made on December 7, 2016, with and impact in equity amounting to 500 million euros.
Additionally, the shareholders of 70.01% of the free-of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. Thus, the final number of shares issued in the capital increase was 137,233,781 shares with a nominal value of 1 euro each.
Proposed distribution of profit attributable to equity holders of the parent
Telefónica, S.A. generated 554 million euros of profit in 2017.
The Company’s Board of Directors will submit the following proposed distribution of 2017 profit for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	51
Other reserves	503
Total	554

Dividends distribution in 2015 and capital increase
Approval was given at the Board of Directors’ Meeting of April 29, 2015 to pay a gross 0.40 euros dividend per outstanding share against 2015 profit. This dividend was paid on May 12, 2015 and the total gross amount paid was 1,912 million euros.
At its meeting held on November 13, 2015, the Executive Commission of Telefónica, S.A.’s Board of Directors agreed to carry out the execution of the increase in paid-up capital, related to the shareholders compensation by means of a scrip dividend, approved by the Annual General Shareholder’s Meeting of Telefónica, S.A. held on June 12, 2015.
Thus, each shareholder received one free allotment right for each Telefónica share held. Such free allotment rights were traded on the Continuous Market in Spain during a period of 15 calendar days. Once this trading period ended, the shareholders of 20.01% of the free-of-charge allotment rights accepted the irrevocable purchase commitment assumed by Telefónica, S.A. Cash payment to these shareholders was made on December 7, 2015, representing an impact in equity of 337 million euros.
The shareholders of 79.99% of the free-of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. Nevertheless, Telefónica, S.A. has waived the subscription of new shares corresponding to its treasury shares, so the final number of shares issued in the capital increase was 110,857,946 shares with a nominal value of 1 euro each.
c) Other equity instruments
Undated deeply subordinated securities
The undated deeply subordinated securities have been issued by Telefónica Europe, B.V. unless specified otherwise.
The characteristic of the undated deeply subordinated securities are the following (millions of euros):

Issue date	Annual Fix	Variable	Exercisable from issuer	2017	2016	2015
12/07/17	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	1,000	—	—
09/15/16	3.750%	from 03/15/22 rate SWAP + spread incremental	2022	1,000	1,000	—
03/30/15(*)	8.50%	from 03/30/20 rate SWAP + spread incremental	2020	452	452	452
12/04/14	4.20%	from 12/04/19 rate SWAP + spread incremental	2019	850	850	850
03/25/14	5%	from 03/25/20 rate SWAP + spread incremental	2020	750	750	750
	5.875%	from 03/25/24 rate SWAP + spread incremental	2024	1,000	1,000	1,000
11/26/13	6.75%	from 11/26/20 rate SWAP + spread incremental	2020	716	716	716
09/18/13	6.5%	from 09/18/18 rate SWAP + spread incremental	2018	1,125	1,125	1,125
	7.625%	from 09/18/21 rate SWAP + spread incremental	2021	625	625	625
				7,518	6,518	5,518
(*) Issued by Colombia Telecomunicaciones, S.A. ESP (500 million US dollars)
In all issuances of undated deeply subordinated securities, the issuer has an option to defer the payment of coupons; holders of these securities cannot call for payment.
As the repayment of principal and the payment of coupons depend solely on Telefónica’s decision, these undated deeply subordinated securities are equity instruments and are presented under “Other equity instruments” in the accompanying consolidated statement of changes in equity.
On December 7, 2017, Telefónica Europe, B.V. issued undated deeply subordinated guaranteed fixed rate reset securities, with the subordinated guarantee of Telefónica, S.A., in an aggregate principal amount of 1,000 million euros and subject to a call option exercisable starting on the fifth anniversary and a half from the issuance date. The Securities will accrue interest at a rate of 2.625% annually as from (and including) the issue date up to June 7, 2023. From (and including) June 7, 2023, the Securities will accrue a fixed rate of interest equal to the applicable 5.5 Swap Rate plus a margin of: (i) 2.327% per year as from June 7, 2023 up to (but excluding) June 7, 2028; (ii) 2.577% per year as from June 7, 2028 up to (but excluding) June 7, 2043; and (iii) 3.327% per year as from (and including) June 7, 2043.
In 2017, the payment of the coupons related to the undated deeply subordinated in an aggregate amount, net of tax effects, of 263 million euros (255 million and 247 million euros in 2016 and 2015, respectively), was recorded as “Retained earnings” in the consolidated statements of changes in equity.
Notes mandatorily convertible into shares of Telefónica, S.A.
On September 24, 2014, Telefónica Participaciones, S.A.U., issued 1,500 million euros of notes mandatorily convertible into new and/or existing shares of Telefónica, S.A. at a nominal fixed interest rate of 4.9%, due on September 25, 2017, guaranteed by Telefónica, S.A. At maturity of the notes Telefónica, S.A. on behalf of Telefónica Participaciones, S.A.U. delivered a total of 154,341,669 shares of Telefónica S.A. at a conversion price of 9.7174 euros per share (minimum conversion price after the standard adjustments included in the terms of the notes). In order to meet the conversion of the notes, Telefónica S.A. issued 154,326,696 new shares in execution of a capital increase and delivered 14,973 treasury shares.
These notes mandatorily convertible were compound instruments that have been split into its two components: a debt component amounting 215 million euros, corresponding to the present value of the coupons; and an equity component, for the remaining amount, due to the issuer option to convert the treasury shares to a fix ratio, included in the heading “other equity instruments”. The third coupon was paid in 2017 amounting to 74 million euros (74 million euros in 2016).
d) Legal reserve
According to the consolidated text of the Spanish Corporate Enterprises Act, companies must transfer 10% of profit for the year to a legal reserve until this reserve reaches at least 20% of share capital. The legal reserve can be used to increase capital by the amount exceeding 10% of the increased share capital amount. Except for this purpose, until the legal reserve exceeds the limit of 20% of share capital, it can only be used to offset losses, if there are no other reserves available. At December 31, 2016, this reserve was amounting to 985 million euros. The Shareholders´ Meeting at June 9, 2017 approved an allocation of 2 million with a charge to the profit of exercise 2016. At December 31, 2017, after the capital increase carried forward in 2017, the Company needs to increase the legal reserve by 51 million euros additionally, until obtain the legal reserve will fully constituted. The proposed distribution of 2017 profit includes an allocation of 51 million euros regarding this concept.
e) Retained earnings
These reserves include undistributed profits of companies comprising the consolidated Group less interim dividends paid against profit for the year, actuarial gains and losses, the impact of the asset ceiling on defined-benefit plans and the payment of coupons related to subordinated securities, if applicable.
In addition, these reserves include revaluation reserves and reserve for cancelled share capital. These reserves are regulated by some restrictions for their distribution.
Revaluation reserves
The balance of “Revaluation reserves” arose as a result of the revaluation made pursuant to Royal Decree-Law 7/1996 dated June 7 and may be used, free of tax, to offset any losses incurred in the future and to increase capital. Also it may be allocated to unrestricted reserves, provided that the capital gain has been realized.
The capital gain will be deemed to have been realized in respect of the portion on which the depreciation has been recorded for accounting purposes or when the revalued assets have been transferred or derecognized. In this respect, an amount of 6 million euros was reclassified to “Retained earnings” in 2017 (8 million euros in 2016 and 8 million euros in 2015), corresponding to revaluation reserves subsequently considered unrestricted. At December 31, 2017, this reserve amounts to 78 million euros (85 million euros at December 31, 2016).
Reserve for cancelled share capital
In accordance with Section 335.c) of the Spanish Corporate Enterprises Act and to render null and void the right of opposition provided for in Section 334 of the same Act, whenever the Company decreases capital it records a reserve for cancelled share capital for an amount equal to the par value of the cancelled shares, which can only be used if the same requirements as those applicable to the reduction of share capital are met. In 2017, no amount was recorded in this account. In 2016, a reserve for cancelled share capital amounting to 75 million euros, the same amount as the capital reduction made in the year. The cumulative amount at December 31, 2017 and 2016 was 731 million euros, respectively.
f) Translation differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2017	2016	2015
Brazilian real	(8,710)	(5,999)	(9,884)
Venezuelan bolivars (see Note 2.a)	(3,493)	(3,165)	(3,141)
Pound sterling	(3,223)	(2,918)	(1,395)
Other currencies	(3,921)	(2,658)	(2,369)
Total Group	(19,347)	(14,740)	(16,789)

The cumulative impact of the accounting restatement to adjust for the effects of hyperinflation in Venezuela is also included in the “Translation Differences” line item.
g) Treasury share instruments
At December 31, 2017, 2016 and 2015, Telefónica, S.A. held the following treasury shares:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value*	%
Treasury shares at 12/31/17	65,687,859	10.48	8.13	534	1.26514%
Treasury shares at 12/31/16	141,229,134	10.48	8.82	1,246	2.80339%
Treasury shares at 12/31/15	141,639,159	11.69	10.24	1,450	2.84690%
(*) Millions of euros
In 2017, 2016 and 2015 the following transactions involving treasury shares were carried out:

Number of shares
Treasury shares at 12/31/14	128,227,971
Acquisitions	138,036,450
Disposals	(47,824,300)
Employee share option plan	(2,724,699)
Capital reduction	(74,076,263)
Treasury shares at 12/31/15	141,639,159
Acquisitions	77,087,297
Employee share option plan	(2,869,334)
Capital reduction	(74,627,988)
Treasury shares at 12/31/16	141,229,134
Acquisitions	—
Employee share option plan	(3,518,795)
Other movements	(72,022,480)
Treasury shares at 12/31/17	65,687,859

There has not been treasury shares purchases in 2017 (668 million euros and 1,654 million euros in 2016 and 2015, respectively).
The most significant transaction with treasury shares in 2017 was the swap with Koninklijke KPN NV (hereinafter, KPN) by which Telefónica delivered 72.0 million of its treasury shares (representing 1.43% of its share capital) in exchange for 178.5 million shares of its subsidiary Telefónica Deutschland Holding AG, representing 6.0% of the share capital of the latter, amounting to 754 million euros (see Note 5).
The main sale of treasury shares in 2015 was the exchange with Vivendi, S.A. of 46 million of treasury shares, for 58.4 million preferred shares of Telefônica Brasil, S.A., amounting to 555 million euros (see Note 5).
On September 30, 2017, the first phase of the Telefónica, S.A. long-term incentive plans called “Performance and Investment Plan 2014-2019” (“PIP 2014-2019”) and "Talent for the Future Share Plan (TFSP)" ended, which did not entail the delivery of any shares (see Note 19).
On July 31, 2017 the Global Employee Share Plan III matured and 3,187,055 treasury shares were delivered to the Group employees who met the requirements (see Note 19).
On June 30, 2016, the third phase of the Telefónica, S.A. long-term incentive plan called “Performance and Investment Plan 2011-2016” (“PIP 2011-2016”) ended, which did not entail the delivery of any shares to Telefónica Group managers.
On June 30, 2015, the second phase of the Telefónica, S.A. long-term incentive plan called “Performance and Investment Plan 2011-2016” (“PIP 2011-2016”) ended. According to the level of “Total Shareholder Return” (TSR) achieved, 77%, 2,724,699 shares were delivered (see Note 19).
On October 13, 2016, pursuant to the resolution of the share capital reduction, by the cancellation of own shares, adopted by the Annual General Shareholders’ Meeting of Telefónica held on May 12, 2016, the public deed of this share capital reduction was registered. Therefore, 74,627,988 of the own shares of Telefónica, S.A. totalling 813 million euros were cancelled.
On July 24, 2015, pursuant to the resolution of the share capital reduction, by the cancellation of own shares, adopted by the Annual General Shareholders’ Meeting of Telefónica held on June 12, 2015, the public deed of this share capital reduction was registered. Therefore, 74,076,263 of the own shares of Telefónica, S.A. totalling 886 million euros were cancelled.
The Company maintains a derivative financial instrument subject to net settlement on a notional equivalent to 35.2 million of Telefónica shares in 2017 (same figure in 2016), recognized under “Current interest-bearing debt” in the consolidated financial statements for both fiscal years.
h) Equity attributable to non-controlling interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this heading of the 2017, 2016 and 2015 consolidated statement of financial position are as follows:

Millions of euros	Balance at 12/31/16	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/17
Telefônica Brasil, S.A.	5,756	25	—	(320)	336	(772)	(7)	5,018
Telefónica Deutschland Holding, A.G.	4,150	—	(671)	(229)	(140)	—	4	3,114
Colombia Telecomunicaciones, S.A., ESP	(88)	605	—	—	26	(4)	(16)	523
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(22)	18	(43)	—	307
Telxius Telecom, S.A.	—	690	—	—	7	(3)	—	694
Other	56	—	—	(12)	(1)	(2)	1	42
Total	10,228	1,320	(671)	(583)	246	(824)	(18)	9,698

Millions of euros	Balance at 12/31/15	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/16
Telefônica Brasil, S.A.	4,644	—	—	(232)	257	1,099	(12)	5,756
Telefónica Deutschland Holding, A.G.	4,638	—	—	(263)	(217)	—	(8)	4,150
Colombia Telecomunicaciones, S.A., ESP	(30)	—	—	—	(32)	(7)	(19)	(88)
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(28)	19	8	1	354
Other	59	1	(8)	(1)	3	3	(1)	56
Total	9,665	1	(8)	(524)	30	1,103	(39)	10,228

Millions of euros	Balance at 12/31/14	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/15
Telefônica Brasil, S.A.	3,656	4,359	(1,714)	(346)	288	(1,603)	4	4,644
Telefónica Deutschland Holding, A.G.	5,178	—	(116)	(268)	(159)	—	3	4,638
Colombia Telecomunicaciones, S.A., ESP	(50)	17	—	—	(8)	8	3	(30)
Telefónica Centroamericana Inversiones, S.L.	326	—	—	(25)	18	34	1	354
Other	76	(8)	—	(2)	(4)	—	(3)	59
Total	9,186	4,368	(1,830)	(641)	135	(1,561)	8	9,665

Revenues, OIBDA, capital expenditure and the main items of the statement of financial position for the main companies of the Telefónica Group with non-controlling interests, which are Telefônica Brasil and Telefónica Germany, are included in Note 4. The statements of cash flows of these companies are as follows:

Millions of euros
Telefônica Brasil	2017	2016	2015
Net cash flow provided by operating activities	3,710	3,123	2,893
Net cash flow used in investing activities	(2,285)	(2,039)	(4,111)
Net cash flow used in financing activities	(1,653)	(1,218)	1,530
	(228)	(134)	312

Millions of euros
Telefónica Germany	2017	2016	2015
Net cash flow provided by operating activities	1,942	2,154	2,081
Net cash flow used in investing activities	(1,223)	(1,252)	(2,180)
Net cash flow used in financing activities	(706)	(1,323)	(1,023)
	13	(421)	(1,122)

2017
In 2017 “Sales of non-controlling interests and inclusion of companies” reflects the effect of the capital increase in Colombia Telecom (see Note 2) and the sale of 40% of the total share capital of Telxius Telecom, S.A.U. to KKR amounting to 1,275 million euros (see Note 5). In addition, it is remarkable the impact of the swap agreement with KPN, by which Telefónica delivered 72.0 million of its treasury shares (representing 1.43% of its share capital) in exchange for 178.5 million shares of its subsidiary Telefónica Deutschland Holding AG, representing 6.0% of the share capital of the latter (see Note 5).
2016
In 2016 it was remarkable the effect of dividends declared by Telefónica Brazil, S.A. and Telefónica Deutschland Holding, A.G., as well as the impact of translation differences, mainly by the evolution of the Brazilian real.
2015
In 2015, “Sales of non-controlling interests and inclusion of companies” reflected the effect of the capital increase in Telefônica Brasil, S.A. for the acquisition of GVT, and the changes in the investment percentages related to the same operation (see Note 5). Additionally, it is worth highlighting the changes in the investment percentages in Colombia Telecomunicaciones, pursuant to amendment nº 1 of the Framework investment Agreement executed with the Colombian Government (see Note 21.c).